Financial Assets at Fair Value Through Profit or Loss - Summary of Financial Assets at Fair Value Through Profit or Loss (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss	₩ 1,299,027	₩ 1,456,895
Non-current financial assets at fair value through profit or loss	696,199	719,277
Financial assets at fair value through profit or loss
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss	1,299,027	1,456,895
Non-current financial assets at fair value through profit or loss	560,639	564,235
Financial assets at fair value through profit or loss | Beneficiary Certificate
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss	320	313
Non-current financial assets at fair value through profit or loss	125,837	152,054
Financial assets at fair value through profit or loss | Cooperative
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss	0	0
Non-current financial assets at fair value through profit or loss	6,413	6,872
Financial assets at fair value through profit or loss | Others
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss	1,298,707	1,456,582
Non-current financial assets at fair value through profit or loss	428,389	405,309
Financial assets designated as at fair value through profit or loss | Debt with embedded derivatives
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss	0	0
Non-current financial assets at fair value through profit or loss	₩ 135,560	₩ 155,042